Exhibit 99.1

World Omni Auto Receivables Trust 2025-D

Monthly Servicer Certificate

March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	762,897,386.95	31,551
Yield Supplement Overcollateralization Amount 02/28/26	50,205,433.61	0
Receivables Balance 02/28/26	813,102,820.56	31,551
Principal Payments	33,565,288.53	1,385
Defaulted Receivables	1,558,802.96	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	47,456,487.64	0
Pool Balance at 03/31/26	730,522,241.43	30,123

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.16%
Prepayment ABS Speed	2.06%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,601,114.62	288
Past Due 61-90 days	3,143,787.09	102
Past Due 91-120 days	987,066.25	32
Past Due 121+ days	0.00	0
Total	12,731,967.96	422

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	906,123.67
Aggregate Net Losses/(Gains) - March 2026	652,679.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.96%
Prior Net Losses/(Gains) Ratio	1.09%
Second Prior Net Losses/(Gains) Ratio	1.04%
Third Prior Net Losses/(Gains) Ratio	0.28%
Four Month Average	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	6,574,700.17
Actual Overcollateralization	6,574,700.17
Weighted Average Contract Rate	6.22%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	56.60

Flow of Funds	$ Amount
Collections	38,653,550.05
Investment Earnings on Cash Accounts	20,335.47
Servicing Fee	(677,585.68)
Transfer to Collection Account	-
Available Funds	37,996,299.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,360,300.01
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	11,719,069.04
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,574,700.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,401,868.95

Total Distributions of Available Funds	37,996,299.84

Servicing Fee	677,585.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	756,031,310.47
Principal Paid	32,083,769.21
Note Balance @ 04/15/26	723,947,541.26

Class A-1
Note Balance @ 03/16/26	27,651,310.47
Principal Paid	27,651,310.47
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	145,000,000.00
Principal Paid	2,046,836.04
Note Balance @ 04/15/26	142,953,163.96
Note Factor @ 04/15/26	98.5883889%

Class A-2b
Note Balance @ 03/16/26	169,000,000.00
Principal Paid	2,385,622.70
Note Balance @ 04/15/26	166,614,377.30
Note Factor @ 04/15/26	98.5883889%

Class A-3
Note Balance @ 03/16/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	314,000,000.00
Note Factor @ 04/15/26	100.0000000%

Class A-4
Note Balance @ 03/16/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	59,060,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	27,530,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	13,790,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,510,661.68
Total Principal Paid	32,083,769.21
Total Paid	34,594,430.89

Class A-1
Coupon	4.04100%
Interest Paid	93,115.79
Principal Paid	27,651,310.47
Total Paid to A-1 Holders	27,744,426.26

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	2,046,836.04
Total Paid to A-2a Holders	2,519,294.37

Class A-2b
SOFR Rate	3.67223%
Coupon	3.98223%
Interest Paid	560,830.73
Principal Paid	2,385,622.70
Total Paid to A-2b Holders	2,946,453.43

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7337939
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.9351785
Total Distribution Amount	37.6689724

A-1 Interest Distribution Amount	0.4900831
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.5332130
Total A-1 Distribution Amount	146.0232961

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	14.1161106
Total A-2a Distribution Amount	17.3744439

A-2b Interest Distribution Amount	3.3185250
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	14.1161107
Total A-2b Distribution Amount	17.4346357

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	365.27
Noteholders' Third Priority Principal Distributable Amount	429.81
Noteholders' Principal Distributable Amount	204.92

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	2,295,965.66
Investment Earnings	6,943.61
Investment Earnings Paid	(6,943.61)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66